Insurance Contracts - Summary of Maturity Structure of Premium Reserve Related to Liquidity Risk (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	₩ 26,788,705	₩ 26,109,760
Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	787,840	655,198
Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	26,000,865	25,454,562
Long-term insurance non-participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	22,873,404	22,145,242
Long-term insurance non-participating | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	780,776	647,899
Long-term insurance non-participating | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	22,092,628	21,497,343
Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	3,915,301	3,964,518
Annuity | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	7,064	7,299
Annuity | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	3,908,237	3,957,219
Up to 1 year
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	503,019	1,081,588
Up to 1 year | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	22,475	121,988
Up to 1 year | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	480,544	959,600
Up to 1 year | Long-term insurance non-participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	502,684	1,081,336
Up to 1 year | Long-term insurance non-participating | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	22,436	121,988
Up to 1 year | Long-term insurance non-participating | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	480,248	959,348
Up to 1 year | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	335	252
Up to 1 year | Annuity | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	39	0
Up to 1 year | Annuity | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	296	252
1~5 years
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	2,385,039	2,127,236
1~5 years | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	91,439	65,550
1~5 years | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	2,293,600	2,061,686
1~5 years | Long-term insurance non-participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	2,269,067	2,022,997
1~5 years | Long-term insurance non-participating | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	90,447	64,730
1~5 years | Long-term insurance non-participating | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	2,178,620	1,958,267
1~5 years | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	115,972	104,239
1~5 years | Annuity | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	992	820
1~5 years | Annuity | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	114,980	103,419
5~10 years
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	1,369,243	2,024,260
5~10 years | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	28,169	80,014
5~10 years | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	1,341,074	1,944,246
5~10 years | Long-term insurance non-participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	950,488	1,614,570
5~10 years | Long-term insurance non-participating | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	26,234	77,880
5~10 years | Long-term insurance non-participating | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	924,254	1,536,690
5~10 years | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	418,755	409,690
5~10 years | Annuity | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	1,935	2,134
5~10 years | Annuity | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	416,820	407,556
10~20 years
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	2,387,206	2,307,497
10~20 years | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	69,421	62,855
10~20 years | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	2,317,785	2,244,642
10~20 years | Long-term insurance non-participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	1,057,595	978,768
10~20 years | Long-term insurance non-participating | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	65,721	59,042
10~20 years | Long-term insurance non-participating | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	991,874	919,726
10~20 years | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	1,329,611	1,328,729
10~20 years | Annuity | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	3,700	3,813
10~20 years | Annuity | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	1,325,911	1,324,916
Over 20 years
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	20,144,198	18,569,179
Over 20 years | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	576,336	324,791
Over 20 years | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	19,567,862	18,244,388
Over 20 years | Long-term insurance non-participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	18,093,570	16,447,571
Over 20 years | Long-term insurance non-participating | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	575,938	324,259
Over 20 years | Long-term insurance non-participating | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	17,517,632	16,123,312
Over 20 years | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	2,050,628	2,121,608
Over 20 years | Annuity | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	398	532
Over 20 years | Annuity | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity [Line Items]
Premuim Reserve	[1]	₩ 2,050,230	₩ 2,121,076

[1]	Includes long-term investment contracts liabilities classified as investment contracts amounting to ￦31,081 million and ￦9,934 million, as of December 31, 2021 and 2022, respectively.